Contingencies (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Nov. 30, 2016 INR (₨)	Apr. 30, 2014 INR (₨)
Disclosure of contingencies [Line Items]
Number Of Licenses	27	53
Contract liabilities	₨ 3,590,019	₨ 2,307,213
Allowance paid to employees	6,000
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	0	0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	416,000	416,000
Contract liabilities	0		₨ 646	₨ 161,000
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	226,000	9,000
Export obligation [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	113,000	113,000
Contract liabilities	₨ 2,453,000	₨ 4,404,000